Segmental analysis - Schedule of Operating Segments (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
SEGMENTAL ANALYSIS (Details) - Schedule of Operating Segments [Line Items]
Underlying net interest income	£ 13,298	£ 12,922	[1],[2]	£ 10,872	[1]
Underlying other income	5,331	2,619		5,452
Total income, after net finance (expense) income in respect of insurance and investment contracts	18,629	15,541	[1],[2]	16,324	[1]
Underlying income, net of operating lease depreciation	18,629	15,541		16,324
Underlying operating costs	(10,823)	(9,237)	[1],[2]	(10,800)	[1]
Impairment (charge) credit	(303)	(1,522)	[1],[2]	1,378	[1]
Profit before tax	7,503	4,782	[3],[4]	6,902	[1]
Loans and advances to customers	449,745	454,899	[5]	448,567	[5]
External assets	881,453	873,394	[5]	881,257	[5]
Customer deposits	471,396	475,331
External liabilities	834,088	829,483	[5]	830,040	[5]
Analysis of underlying other income:
Net fee and commission income	1,831	1,720	[1],[2]	1,423	[1]
Gains less losses on disposal of financial assets at fair value through other comprehensive income	(40)	(133)	[6]	133
Inter-segment other income		0
Underlying other income	5,331	2,619		5,452
Other items reflected in income statement above:
Depreciation and amortisation	2,905	2,396		2,825
Non-income statement items:
Investments in joint ventures and associates at end of year	401	385
Gain loss on sale of leased assets net operating leases	93	197		249
Underlying Basis
SEGMENTAL ANALYSIS (Details) - Schedule of Operating Segments [Line Items]
Underlying net interest income	13,765	13,172		11,163
Underlying other income	5,123	4,666		5,060
Total income, after net finance (expense) income in respect of insurance and investment contracts	18,888	17,838		16,223
Operating lease depreciation	(956)	(373)		(460)
Underlying income, net of operating lease depreciation	17,932	17,465		15,763
Underlying operating costs	(9,140)	(8,672)		(8,312)
Remediation	(675)	(255)		(1,300)
Total underlying costs	(9,815)	(8,927)		(9,612)
Impairment (charge) credit	(308)	(1,510)		1,385
Profit before tax	7,809	7,028		7,536
External income	18,888	17,838		16,223
External operating lease depreciation	(956)	(373)		(460)
Inter-segment (expense) income	0	0		0
Loans and advances to customers	449,745	454,899		448,567
External assets	881,453	873,394		886,525
Customer deposits	471,396	475,331		476,344
External liabilities	834,088	829,483		833,373
Analysis of underlying other income:
Net fee and commission income	1,831	1,720		1,423
Operating lease rental income	1,383	1,077		1,059
Rental income from investment properties	146	145		186
Gains less losses on disposal of financial assets at fair value through other comprehensive income	122	92		(2)
Trading income, insurance and other, net of net finance income in respect of insurance and investment contracts	1,641	1,632		2,394
Inter-segment other income	0			0
Underlying other income	5,123	4,666		5,060
Other items reflected in income statement above:
Depreciation and amortisation	2,905	2,396		2,825
Movement in value of in-force business				(70)
Defined benefit scheme charge (credit)	(79)	125		236
Non-income statement items:
Additions to fixed assets	5,455	3,855		3,228
Investments in joint ventures and associates at end of year	401	385		352
Retail £m
Analysis of underlying other income:
Net fee and commission income	618	555		452
Retail £m | Underlying Basis
SEGMENTAL ANALYSIS (Details) - Schedule of Operating Segments [Line Items]
Underlying net interest income	9,647	9,774		8,577
Underlying other income	2,159	1,731		1,597
Total income, after net finance (expense) income in respect of insurance and investment contracts	11,806	11,505		10,174
Operating lease depreciation	(948)	(368)		(442)
Underlying income, net of operating lease depreciation	10,858	11,137		9,732
Underlying operating costs	(5,469)	(5,175)		(4,987)
Remediation	(515)	(92)		(360)
Total underlying costs	(5,984)	(5,267)		(5,347)
Impairment (charge) credit	(831)	(1,373)		447
Profit before tax	4,043	4,497		4,832
External income	12,803	12,055		11,260
External operating lease depreciation	(948)	(368)		(442)
Inter-segment (expense) income	(997)	(550)		(1,086)
Loans and advances to customers	361,181	364,194		356,351
External assets	376,789	372,485		364,179
Customer deposits	308,441	310,765		308,412
External liabilities	313,244	314,091		312,594
Analysis of underlying other income:
Operating lease rental income	1,373	1,065		1,046
Rental income from investment properties	0	0		0
Gains less losses on disposal of financial assets at fair value through other comprehensive income	0	0		0
Trading income, insurance and other, net of net finance income in respect of insurance and investment contracts	(27)	296		188
Inter-segment other income	195	(185)		(89)
Underlying other income	2,159	1,731		1,597
Other items reflected in income statement above:
Depreciation and amortisation	1,927	1,216		1,525
Movement in value of in-force business				0
Defined benefit scheme charge (credit)	53	72		91
Non-income statement items:
Additions to fixed assets	3,294	2,146		1,921
Investments in joint ventures and associates at end of year	0	4		6
Commercial Banking
Analysis of underlying other income:
Net fee and commission income	955	928		927
Commercial Banking | Underlying Basis
SEGMENTAL ANALYSIS (Details) - Schedule of Operating Segments [Line Items]
Underlying net interest income	3,799	3,447		2,602
Underlying other income	1,691	1,565		1,442
Total income, after net finance (expense) income in respect of insurance and investment contracts	5,490	5,012		4,044
Operating lease depreciation	(8)	(5)		(18)
Underlying income, net of operating lease depreciation	5,482	5,007		4,026
Underlying operating costs	(2,647)	(2,496)		(2,288)
Remediation	(127)	(133)		(830)
Total underlying costs	(2,774)	(2,629)		(3,118)
Impairment (charge) credit	511	(517)		936
Profit before tax	3,219	1,861		1,844
External income	4,570	4,330		3,883
External operating lease depreciation	(8)	(5)		(18)
Inter-segment (expense) income	920	682		161
Loans and advances to customers	88,606	93,675		92,470
External assets	150,834	147,477		144,390
Customer deposits	162,752	163,828		167,530
External liabilities	204,815	202,070		204,641
Analysis of underlying other income:
Operating lease rental income	10	12		13
Rental income from investment properties	0	0		0
Gains less losses on disposal of financial assets at fair value through other comprehensive income	0	0		(5)
Trading income, insurance and other, net of net finance income in respect of insurance and investment contracts	327	(765)		1,045
Inter-segment other income	399	1,390		(538)
Underlying other income	1,691	1,565		1,442
Other items reflected in income statement above:
Depreciation and amortisation	410	207		283
Movement in value of in-force business				0
Defined benefit scheme charge (credit)	21	28		30
Non-income statement items:
Additions to fixed assets	88	101		179
Investments in joint ventures and associates at end of year	0	0		0
Insurance, Pensions and Investments £m
Analysis of underlying other income:
Net fee and commission income	249	239		13
Insurance, Pensions and Investments £m | Underlying Basis
SEGMENTAL ANALYSIS (Details) - Schedule of Operating Segments [Line Items]
Underlying net interest income	(132)	(101)		(103)
Underlying other income	1,209	960		1,406
Total income, after net finance (expense) income in respect of insurance and investment contracts	1,077	859		1,303
Operating lease depreciation	0	0		0
Underlying income, net of operating lease depreciation	1,077	859		1,303
Underlying operating costs	(880)	(879)		(899)
Remediation	(14)	(30)		(123)
Total underlying costs	(894)	(909)		(1,022)
Impairment (charge) credit	7	(12)		0
Profit before tax	190	(62)		281
External income	1,221	910		1,323
External operating lease depreciation	0	0		0
Inter-segment (expense) income	(144)	(51)		(20)
Loans and advances to customers	0	0		0
External assets	184,267	170,777		195,039
Customer deposits	0	0		0
External liabilities	179,962	168,357		188,372
Analysis of underlying other income:
Operating lease rental income	0	0		0
Rental income from investment properties	140	144		186
Gains less losses on disposal of financial assets at fair value through other comprehensive income	0	0		0
Trading income, insurance and other, net of net finance income in respect of insurance and investment contracts	272	1,938		1,766
Inter-segment other income	548	(1,361)		(559)
Underlying other income	1,209	960		1,406
Other items reflected in income statement above:
Depreciation and amortisation	201	142		170
Movement in value of in-force business				(70)
Defined benefit scheme charge (credit)	6	7		9
Non-income statement items:
Additions to fixed assets	80	151		117
Investments in joint ventures and associates at end of year	0	0		0
Other £m
Analysis of underlying other income:
Net fee and commission income	9	(2)		31
Other £m | Underlying Basis
SEGMENTAL ANALYSIS (Details) - Schedule of Operating Segments [Line Items]
Underlying net interest income	451	52		87
Underlying other income	64	410		615
Total income, after net finance (expense) income in respect of insurance and investment contracts	515	462		702
Operating lease depreciation	0	0		0
Underlying income, net of operating lease depreciation	515	462		702
Underlying operating costs	(144)	(122)		(138)
Remediation	(19)	0		13
Total underlying costs	(163)	(122)		(125)
Impairment (charge) credit	5	392		2
Profit before tax	357	732		579
External income	294	543		(243)
External operating lease depreciation	0	0		0
Inter-segment (expense) income	221	(81)		945
Loans and advances to customers	(42)	(2,970)		(254)
External assets	169,563	182,655		182,917
Customer deposits	203	738		402
External liabilities	136,067	144,965		127,766
Analysis of underlying other income:
Operating lease rental income	0	0		0
Rental income from investment properties	6	1		0
Gains less losses on disposal of financial assets at fair value through other comprehensive income	122	92		3
Trading income, insurance and other, net of net finance income in respect of insurance and investment contracts	1,069	163		(605)
Inter-segment other income	(1,142)	156		1,186
Underlying other income	64	410		615
Other items reflected in income statement above:
Depreciation and amortisation	367	831		847
Movement in value of in-force business				0
Defined benefit scheme charge (credit)	(159)	18		106
Non-income statement items:
Additions to fixed assets	1,993	1,457		1,011
Investments in joint ventures and associates at end of year	£ 401	£ 381		£ 346

[1]	2 Restated for presentational changes; see note 1.
[2]	1 Restated for the adoption of IFRS 17; see notes 1 and 54.
[3]	2 Restated for presentational changes; see note 1.
[4]	1 Restated for the adoption of IFRS 17; see notes 1 and 54.
[5]	1 Restated for presentational changes and for the adoption of IFRS 17; see notes 1 and 54.
[6]	1 Restated for the adoption of IFRS 17; see notes 1 and 54.